Stock-Based Compensation - LTIP (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Recognized non-cash stock-based compensation expense
Non-cash stock-based compensation expense recognized	$ 30,671	$ 13,853	$ 35,521
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	10,183,615
Weighted-Average Exercise Price (in dollars per share)	$ 41.99
Unrecognized compensation expense, weighted average period	3 years 2 months 12 days
Long-Term Performance Based Plans
Recognized non-cash stock-based compensation expense
Non-cash stock-based compensation expense recognized	$ 16,155	431	$ 22,185
2013 LTIP
Share-based compensation additional disclosures
Portion vested (as a percent)			20.00%
Percentage of performance goals probable of achievement					30.00%	10.00%	20.00%
Recognized non-cash stock-based compensation expense
Non-cash stock-based compensation expense recognized	$ (741)	(1,021)	$ (2,471)
2017 LTIP
Share-based compensation additional disclosures
Percentage of performance goals probable of achievement			75.00%	75.00%
Non-cash stock-based compensation expense		13,000
Recognized non-cash stock-based compensation expense
Non-cash stock-based compensation expense recognized		$ (12,902)	$ 3,293
2019 LTIP
Share-based compensation additional disclosures
Percentage of performance goals probable of achievement	95.00%	90.00%	82.00%
Percentage of awards vested	58.00%
Recognized non-cash stock-based compensation expense
Non-cash stock-based compensation expense recognized	$ 12,526	$ 14,946	$ 3,475
Other Employee Performance Awards
Recognized non-cash stock-based compensation expense
Non-cash stock-based compensation expense recognized	4,370	$ (592)	$ 17,888
Non-Performance Based Stock Awards
Outstanding awards pursuant to performance-based stock incentive plans
Unrecognized compensation expense	19,000
DISH Network Awards
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)		12,792,812	13,365,489
DISH Network Awards | 2013 LTIP
Estimated Remaining Non-Cash, Stock-Based Compensation Expense
Estimated contingent expense subsequent to 2021	22,488
Total estimated remaining expense over the term of plan	22,488
DISH Network Awards | 2019 LTIP
Estimated Remaining Non-Cash, Stock-Based Compensation Expense
Expense estimated to be recognized during 2021	3,150
Estimated contingent expense subsequent to 2021	5,861
Total estimated remaining expense over the term of plan	9,011
DISH Network Awards | Other Employee Performance Awards
Estimated Remaining Non-Cash, Stock-Based Compensation Expense
Expense estimated to be recognized during 2021	14,613
Estimated contingent expense subsequent to 2021	18,129
Total estimated remaining expense over the term of plan	$ 32,742
Stock Options | DISH Network Awards
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	10,183,615	12,792,812	13,365,489	8,847,734
Weighted-Average Exercise Price (in dollars per share)	$ 41.99	$ 41.52	$ 41.78	$ 43.90
Stock Options | DISH Network Awards | Long-Term Performance Based Plans
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	4,096,749	7,608,446	8,671,886
Weighted-Average Exercise Price (in dollars per share)	$ 44.44	$ 39.78	$ 39.95
Stock Options | DISH Network Awards | 2013 LTIP
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	676,000
Weighted-Average Exercise Price (in dollars per share)	$ 40.43
Stock Options | DISH Network Awards | 2017 LTIP
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	1,659,508
Weighted-Average Exercise Price (in dollars per share)	$ 56.39
Stock Options | DISH Network Awards | 2019 LTIP
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	1,761,241
Weighted-Average Exercise Price (in dollars per share)	$ 34.71
Stock Options | DISH Network Awards | Held by DISH DBS employees
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	1,543,750
Restricted Stock Units
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	1,600,000
Restricted Stock Units | DISH Network Awards
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	1,600,000
Restricted Stock Units | DISH Network Awards | 2013 LTIP
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	338,000
Restricted Stock Units | DISH Network Awards | Other Employee Performance Awards
Outstanding awards pursuant to performance-based stock incentive plans
Performance Based Stock Options (in shares)	1,205,750
Subscriber-related
Recognized non-cash stock-based compensation expense
Non-cash stock-based compensation expense recognized	$ 7,194	$ 838	$ 1,412
General and administrative
Recognized non-cash stock-based compensation expense
Non-cash stock-based compensation expense recognized	$ 23,477	$ 13,015	$ 34,109